Income Taxes - Schedule of Income Tax Expense at the Swiss Statutory Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Net income/(loss) from continuing operations before income tax	$ (15,219)	$ (13,045)	$ (23,459)
Statutory tax rate	14.00%	14.00%	14.00%
Expected income tax (expense) / recovery	$ 2,131	$ 1,825	$ 3,282
Change in tax loss carryforwards	2,778	5,760	(341)
Change in loss carryforwards in relation to the debt remission of WISeKey Semiconductors SAS	(514)	1,342
Change in valuation allowance	(2,682)	(3,129)	(2,849)
Permanent difference in relation to stock-based compensation	2		(92)
Permanent difference	$ (1,945)	$ (2,560)	$ (13)